Rule 24f-2 Notice
                          Liberty Funds Trust I
                              File #2-41251

1.  Liberty Funds Trust I
    One Financial Center
    Boston, MA 02111

2. Name of each series or class of funds for which this notice is filed:

    Liberty High Yield Securities Fund, Classes A, B, C & Z
    Liberty Income Fund, Classes A, B, & C
    Liberty Strategic Income Fund, Classes A, B, C, J & Z

3.  Investment Company Act File #                                  811-2214

    Securities Act File Number #                                    2-41251

4.  Last day of fiscal year for which this notice
    is filed:                                                      12/31/00

5.  Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):      $   768,374,000.00
   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:             $ 1,150,589,000.00
  (iii)  Aggregate price of shares redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                      $             0.00

   (iv)  Total available redemption credits:             $ 1,150,589,000.00

    (v)  Net sales:                                                   $0.00

   (vi)  Redemption credits available for use in future
         years:                                          $   382,215,000.00


  (vii)  Multiplier for determining registration fee:               0.00025

 (viii)  Registration fee due:                                        $0.00

6.  Prepaid Shares

    If the response to Item 5(i) was determined by
    deducting an amount of securities that were
    registered under the Securities Act of 1933
    pursuant to rule 24e-2 as in effect before
    October 11, 1997, then report the amount of
    securities(number of shares or other units)
    deducted here:                                                        0

    If there is a number of shares or other units
    that were registered pursuant to rule 24e-2
    remaining unsold at the end of the fiscal year
    for which this form is filed that are available
    for use by the issuer in future fiscal years,
    then state that number here:                                          0

7.  Interest due -- if this form is being filed more
    than 90 days after the end of the issuer's fiscal
    year:                                                                 0

8.  Total of the amount of the registration fee due
    plus any interest due:                                            $0.00

9.  Date the registration fee and any interest payment
    was sent to the Commission's lockbox depository:                3/30/01
    Method of Payment:                                       No Payment Due


    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By:  /s/ Michelle Azrialy
    ------------------------
         Michelle Azrialy
         Assistant Treasurer

March 30, 2001